Shareholder Report, Average Annual Return (Details) 195744_Convergence Long-Short Equity ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Convergence Long/Short Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Convergence Long/Short Equity ETF NAV
Average Annual Return, Percent	17.13%	19.02%	12.10%
Bloomberg US 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Total Return Index
Average Annual Return, Percent	13.69%	14.09%	14.04%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	13.59%	14.15%	14.05%